March 15, 2013

BNY MELLON FUNDS TRUST

BNY Mellon Large Cap Market Opportunities Fund

BNY Mellon Tax-Sensitive Large Cap Multi-Strategy Fund

BNY Mellon Mid Cap Multi-Strategy Fund

BNY Mellon International Fund

BNY Mellon Emerging Markets Fund

BNY Mellon Asset Allocation Fund

Supplement to Statement of Additional Information
dated December 31, 2012

The following information supplements and supersedes any contrary information contained in the section of the Trust's Statement of Additional Information entitled "Certain Portfolio Manager Information":

The following table lists the funds' portfolio managers, if any, who are in addition to the primary portfolio managers listed in the prospectus (other than those funds currently listed in the Trust's SAI):

Fund                                        Additional Portfolio Managers

AAF                                                        N/A

EMF                                                       Clifford A. Smith and C. Warren Skillman

IF                                                            N/A

LCMOF                                                 Martin Stephan, Alex Marshall, Bill Costello, Chuck Silberstein, Connie DeBoever, Daphne Karydas, Kent Forkner, Leigh Todd, Michael Friedman, Jeffrey M. Mortimer (investment allocation decisions), Rick Rosania, Roger Threlfall, Tim Kierstead, Tim McCormick and Erik Swords

MCMF                                                   Jeffrey M. Mortimer (investment allocation decisions)

TLCMF                                                 Luis P. Rhi, John Bailer, Martin Stephan, Alex Marshall, Bill Costello, Chuck Silberstein, Connie DeBoever, Daphne Karydas, Kent Forkner, Leigh Todd, Michael Friedman, Jeffrey M. Mortimer (investment allocation decisions), Rick Rosania, Roger Threlfall, Tim Kierstead, Tim McCormick and Erik Swords

The following table lists the number and types of other accounts advised by the primary portfolio managers shown below and assets under management in those accounts as of January 31, 2013:

Primary Portfolio Manager	Registered Investment Companies	Total Assets Managed	Other Pooled Investment Vehicles	Total Assets Managed	Other Accounts	Total Assets Managed
Jeffrey M. Mortimer†	0	$0	0	$ 0	0	$0
Clifford A. Smith††	11	$3.56B	9	$3.10B	20	$3.48B

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†  Jeffrey M. Mortimer serves as the primary portfolio manager responsible for investment allocation decisions for AAF.

†† Clifford A. Smith serves as a primary portfolio manager with respect to the portion of IF's assets managed in accordance with a value investment style.

None of the registered investment companies, other pooled investment vehicles or other accounts managed by Clifford A. Smith are subject to performance-based advisory fees.

As of the date of this Supplement, Clifford A. Smith does not own any shares of BNY Mellon International Fund and Jeffrey M. Mortimer does not own any shares of BNY Mellon Asset Allocation Fund.